Discontinued Operations	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Discontinued Operations

4.      DISCONTINUED OPERATIONS

International E-Gaming Developers Inc.

On November 3, 2000, the Company incorporated a wholly-owned subsidiary, International E-Gaming Developers, Inc. (“E-Gaming Inc.”) under the laws of Antigua and Barbuda as an international business corporation.  E-Gaming Inc. was incorporated to engage in Internet gaming, including international betting, gaming, sports betting and bookmaking activities along with wagers on sporting events taking place outside the Caribbean Community region from residents of countries outside the Caribbean Community region.  E-Gaming Inc. was primarily engaged in the operation and marketing of Internet gaming sites.  During the 2002 fiscal year, the Company assumed all of the operations of International E-Gaming Developers Inc.  Due to changes in United States law, the Company ceased its internet gaming activities during the fourth quarter of fiscal 2006.  The consolidated financial statements present the assets, liabilities and results of operations of these activities separately as discontinued operations.

Ontario Private Water Labelling Limited

In 2003, the Company incorporated a wholly-owned subsidiary, Ontario Private Water Labelling Limited, under the laws of Canada.  Through this subsidiary, management intended to approach corporate and retail entities that wish to use their own label on bottled water as promotional or marketing tools.  Additionally, the Company intended to market its own line of bottled spring water to sell at concerts, sporting events, and other venues.  The business of Ontario Private Water Labelling Limited was discontinued in 2007.  The consolidated financial statements present the assets, liabilities and results of operations of these activities separately as discontinued operations.

Celebrity Tan Inc.

In 2003, the Company incorporated a wholly-owned subsidiary, Celebrity Tan Inc. under the laws of Canada.  Celebrity Tan Inc. was incorporated to engage in the building and distribution of UV-free tanning stalls.  These stand-up tanning booths spray a fine mist of sunless tanning solution onto the customer.  The Company also intended to market through this subsidiary its own line of sunless tanning products.  The business of Celebrity Tan Inc. was discontinued in 2007.  The consolidated financial statements present the assets, liabilities and results of operations of these activities separately as discontinued operations.

Summarized financial information as a result of discontinued operations are as follows:

	December 31, 2011	December 31, 2010
Other receivable	$135	$139
Total assets of discontinued operations	$135	$139
Accounts payable and accrued liabilities	$304,259	$299,099
Loans payable to related parties (see note 8)	40,810	41,727
Total liabilities of discontinued operations	$345,069	$340,826

	December 31, 2011	December 31, 2010		December 31, 2009

Operating expenses	$-		$143		$469
Loss from discontinued operations	$-	$	(143)	$	(469)